CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
REVENUES	$ 5,393	$ 0	$ 12,248	$ 0
COST OF REVENUES	(897)	0	(2,352)	0
GROSS PROFIT	4,496	0	9,896	0
RESEARCH AND DEVELOPMENT EXPENSES	(2,225)	(3,006)	(4,719)	(6,690)
SALES AND MARKETING EXPENSES	(6,415)	(5,604)	(12,757)	(9,478)
GENERAL AND ADMINISTRATIVE EXPENSES	(1,629)	(1,305)	(3,015)	(2,603)
OPERATING LOSS	(5,773)	(9,915)	(10,595)	(18,771)
NON-OPERATING INCOME (EXPENSES), NET	7,807	(7,733)	12,297	(10,649)
FINANCIAL INCOME	535	440	1,100	977
FINANCIAL EXPENSES	(2,085)	(1,337)	(3,014)	(2,264)
NET INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)	$ 484	$ (18,545)	$ (212)	$ (30,707)
EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS - BASIC	$ 0	$ (0.02)	$ (0)	$ (0.03)
EARNINGS (LOSS) PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS - DILUTED	$ 0	$ (0.02)	$ (0)	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF EARNINGS (LOSS) PER SHARE - BASIC	1,197,582,901	922,958,942	1,142,221,033	922,958,942
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF EARNINGS (LOSS) PER SHARE - DILUTED	1,197,582,901	922,958,942	1,142,221,033	922,958,942